Acquisition of Chongqing Zhizao (Details) ¥ in Thousands			12 Months Ended
	Dec. 29, 2018 CNY (¥)	Dec. 28, 2018 subsidiary	Dec. 31, 2021 CNY (¥)
Chongqing Zhizao
Business acquisition
Equity interest (as a percent)		100.00%
Total consideration	¥ 650,000
Total consideration in cash paid			¥ 648,000
Settled with outstanding loan receivable			¥ 8,000
Lifan Industry
Business acquisition
Number of wholly owned subsidiaries with whom acquisition agreement is entered into | subsidiary		2